Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable Details [Line Items]
Gross loans receivable	$ 69,914	$ 65,645
Allowance for loan losses	(13,073)	(9,813)	$ (8,886)
Loans receivable, net	56,841	55,832
Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	57,990	56,864
Allowance for loan losses	(5,794)	(5,291)
Loans receivable, net	52,196	51,573
Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	2,109	2,082
Allowance for loan losses	(1,239)	(1,119)
Loans receivable, net	870	963
Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	9,815	6,699
Allowance for loan losses	(6,040)	(3,403)
Loans receivable, net	$ 3,775	$ 3,296
Strong [Member]
Loans Receivable Details [Line Items]
Days past due	Not past due	Not past due
Gross loans receivable	$ 55,087	$ 54,067
Strong [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 55,087	$ 54,067
Lower risk [Member]
Loans Receivable Details [Line Items]
Days past due	1-30 days past due	1-30 days past due
Gross loans receivable	$ 2,903	$ 2,797
Lower risk [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 2,903	$ 2,797
Medium risk [Member]
Loans Receivable Details [Line Items]
Days past due	31-60 days past due	31-60 days past due
Gross loans receivable	$ 1,211	$ 1,284
Medium risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 1,211	$ 1,284
Higher risk [Member]
Loans Receivable Details [Line Items]
Days past due	61-90 days past due	61-90 days past due
Gross loans receivable	$ 898	$ 798
Higher risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 898	$ 798
Non-performing [Member]
Loans Receivable Details [Line Items]
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Gross loans receivable	$ 9,815	$ 6,699
Non-performing [Member] | Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 9,815	$ 6,699